CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (Unaudited) - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2023		490.6
Balance, beginning of period at Dec. 31, 2023	$ 23,332	$ 15,108	$ 1,623	$ 9	$ 653	$ 4,112	$ 1,827
Increase (Decrease) in Equity [Roll Forward]
Net earnings	899					826	73
Other comprehensive income (loss)	567				508		59
Common shares issued (shares)		4.6
Common shares issued	238	$ 238
Subsidiary dividends paid to non-controlling interests	(54)						(54)
Dividends declared on common shares	(291)					(291)
Dividends on preference shares	(36)					(36)
Other	2			(1)			3
Balance, end of period (shares) at Jun. 30, 2024		495.2
Balance, end of period at Jun. 30, 2024	24,657	$ 15,346	1,623	8	1,161	4,611	1,908
Balance, beginning of period (shares) at Mar. 31, 2024		493.0
Balance, beginning of period at Mar. 31, 2024	24,015	$ 15,232	1,623	8	998	4,279	1,875
Increase (Decrease) in Equity [Roll Forward]
Net earnings	387					349	38
Other comprehensive income (loss)	181				163		18
Common shares issued (shares)		2.2
Common shares issued	114	$ 114
Subsidiary dividends paid to non-controlling interests	(24)						(24)
Dividends on preference shares	(18)					(18)
Other	2					1	1
Balance, end of period (shares) at Jun. 30, 2024		495.2
Balance, end of period at Jun. 30, 2024	24,657	$ 15,346	1,623	8	1,161	4,611	1,908
Balance, beginning of period (shares) at Dec. 31, 2024		499.3
Balance, beginning of period at Dec. 31, 2024	25,853	$ 15,589	1,623	8	2,067	4,521	2,045
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,002					924	78
Other comprehensive income (loss)	(1,134)				(1,022)		(112)
Common shares issued (shares)		4.3
Common shares issued	267	$ 268		(1)
Subsidiary dividends paid to non-controlling interests	(44)						(44)
Dividends declared on common shares	(309)					(309)
Dividends on preference shares	(41)					(41)
Other	0			(1)			1
Balance, end of period (shares) at Jun. 30, 2025		503.6
Balance, end of period at Jun. 30, 2025	25,594	$ 15,857	1,623	6	1,045	5,095	1,968
Balance, beginning of period (shares) at Mar. 31, 2025		501.6
Balance, beginning of period at Mar. 31, 2025	26,193	$ 15,729	1,623	6	2,066	4,711	2,058
Increase (Decrease) in Equity [Roll Forward]
Net earnings	444					404	40
Other comprehensive income (loss)	(1,133)				(1,021)		(112)
Common shares issued (shares)		2.0
Common shares issued	128	$ 128
Subsidiary dividends paid to non-controlling interests	(17)						(17)
Dividends on preference shares	(20)					(20)
Other	(1)						(1)
Balance, end of period (shares) at Jun. 30, 2025		503.6
Balance, end of period at Jun. 30, 2025	$ 25,594	$ 15,857	$ 1,623	$ 6	$ 1,045	$ 5,095	$ 1,968